Fair Value Measurements	3 Months Ended	12 Months Ended
	Sep. 30, 2023	Jun. 30, 2023
Fair Value Disclosures [Abstract]
Fair Value Measurements

3. Fair Value Measurements

The following tables present assets and liabilities measured at fair value on a recurring basis:

	September 30, 2023
(in thousands)	Level 1	Level 2	Level 3	Total
Assets:
Money market funds	$9,943	$-	$-	$9,943
Interest rate swaps (1)	-	8,882	-	8,882
Total	$9,943	$8,882	$-	$18,825

Liabilities:
Contingent consideration liabilities (2)	$-	$-	$9,397	$9,397
Total	$-	$-	$9,397	$9,397

	June 30, 2023
(in thousands)	Level 1	Level 2	Level 3	Total
Assets:
Money market funds	$9,874	$-	$-	$9,874
Interest rate swaps (1)	-	8,986	-	8,986
Total	$9,874	$8,986	$-	$18,860

Liabilities:
Contingent consideration liabilities (2)	$-	$-	$8,656	$8,656
Total	$-	$-	$8,656	$8,656

(1) The fair value of interest rate swaps is estimated using a discounted cash flow analysis that considers the expected future cash flows of each interest rate swap. This analysis reflects the contractual terms of the interest rate swap, including the remaining period to maturity, and uses market-corroborated Level 2 inputs, including forward interest rate curves and implied interest rate volatilities. The fair value of an interest rate swap is estimated by discounting future fixed cash payments against the discounted expected variable cash receipts. The variable cash receipts are estimated based on an expectation of future interest rates derived from forward interest rate curves. The fair value of an interest rate swap also incorporates credit valuation adjustments to reflect the non-performance risk of the Company and the respective counterparty.

(2) We assess the fair value of contingent consideration to be settled in cash related to acquisitions using probability weighted models for the various contractual earn-outs. These are Level 3 measurements. Significant unobservable inputs used in the estimated fair values of these contingent consideration liabilities include probabilities of achieving customer related performance targets, specified sales milestones, consulting milestones, changes in unresolved claims, projected revenue or changes in discount rates.

The following table provides a reconciliation of liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3):

(in thousands)	Contingent Consideration
Balance at June 30, 2023	8,656
Acquisitions	-
Payments	(230)
Change in fair value	971
Balance at September 30, 2023	9,397
Less: current portion	(2,427)
Long term portion	$6,970

The current and long-term portion of contingent consideration is included within the accrued liabilities and other payables and other long-term liabilities, respectively, in the condensed consolidated balance sheets.

Our non-financial assets, such as indefinite-lived intangible assets and long-lived assets are adjusted to fair value when an impairment charge is recognized. Such fair value measurements are based predominately on Level 3 inputs.

8. Fair Value Measurements

The following tables present assets and liabilities measured at fair value on a recurring basis:

	June 30, 2023
(in thousands)	Level 1	Level 2	Level 3	Total
Assets:
Money market funds	$9,874	$-	$-	$9,874
Interest rate swaps (1)	-	8,986	-	8,986
Total	$9,874	$8,986	$-	$18,860

Liabilities:
Contingent consideration liabilities (2)	$-	$-	$8,656	$8,656
Total	$-	$-	$8,656	$8,656

	June 30, 2022
(in thousands)	Level 1	Level 2	Level 3	Total

Assets:
Money market funds	$36,616	$-	$-	$36,616
Interest rate swaps (1)	-	9,157	-	9,157
Total	$36,616	$9,157	$-	$45,773

Liabilities:
Contingent consideration liabilities (2)	$-	$-	$9,156	$9,156
Total	$-	$-	$9,156	$9,156

(1) The fair value of interest rate swaps is estimated using a discounted cash flow analysis that considers the expected future cash flows of each interest rate swap. This analysis reflects the contractual terms of the interest rate swap, including the remaining period to maturity, and uses market-corroborated Level 2 inputs, including forward interest rate curves and implied interest rate volatilities. The fair value of an interest rate swap is estimated by discounting future fixed cash payments against the discounted expected variable cash receipts. The variable cash receipts are estimated based on an expectation of future interest rates derived from forward interest rate curves. The fair value of an interest rate swap also incorporates credit valuation adjustments to reflect the non-performance risk of the Company and the respective counterparty.

(2) We assess the fair value of contingent consideration to be settled in cash related to acquisitions using probability weighted models for the various contractual earn-outs. These are Level 3 measurements. Significant unobservable inputs used in the estimated fair values of these contingent consideration liabilities include probabilities of achieving customer related performance targets, specified sales milestones, consulting milestones, changes in unresolved claims, projected revenue or changes in discount rates.

On March 13, 2023, the Company entered into a termination agreement to terminate two interest rate swap agreements with notional amounts of $50,000,000 and $75,000,000. As part of the termination, the Company realized a gain of $6.3 million that is included in net (loss) gain on interest rate swap agreements in the consolidated statement of operations and comprehensive income (loss). The remaining balance included in this account represents the net unrealized gain (loss) on interest rate swaps.

The following table provides a reconciliation of liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3):

(in thousands)	Contingent Consideration
Balance at June 30, 2021	$4,631
Acquisitions	7,874
Payments	(420)
Change in fair value	(2,929)
Balance at June 30, 2022	9,156
Acquisitions	-
Dispositions	(120)
Payments	(521)
Change in fair value	141
Balance at June 30, 2023	8,656
Less: current portion	(4,811)
Long term portion	$3,845

The current and long-term portion of contingent consideration is included within the accrued liabilities and other payables and other long-term liabilities, respectively, in the consolidated balance sheets.

Our non-financial assets, such as goodwill, indefinite-lived intangible assets and long-lived assets are adjusted to fair value when an impairment charge is recognized. Such fair value measurements are based predominately on Level 3 inputs.